UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   April 28, 2010

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total: $25,618

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2299     2400 SH       SOLE                     2400
AFC Enterprises                COM              00104Q107     3522   243900 SH       SOLE                   243900
Abbott Labs                    COM              002824100      364     7500 SH       SOLE                     7500
AllianceBernstein              COM              01881G106     1085    15722 SH       SOLE                    15722
Altria Group Inc               COM              718154107      247     3226 SH       SOLE                     3226
Amer Standard Co               COM              029712106     4769   113640 SH       SOLE                   113640
American Express               COM              025816109     4198    74857 SH       SOLE                    74857
American Intl Group            COM              026874107     1059    15981 SH       SOLE                    15981
Anheuser Busch                 COM              035229103     6115   128700 SH       SOLE                   128700
Annaly Capital Mgmt            COM              035710409     2943   223950 SH       SOLE                   223950
BP PLC ADR                     COM              055622104     1322    20151 SH       SOLE                    20151
Bank of America                COM              060505104     1659    30963 SH       SOLE                    30963
Berkshire Hathaway B           COM              084670207     5599     1764 SH       SOLE                     1764
Buckeye Ptnrs LP               COM              118230101      429     9850 SH       SOLE                     9850
Calamos Asset Mgmt             COM              12811R104     7333   250106 SH       SOLE                   250106
ChevronTexaco                  COM              166764100     1213    18697 SH       SOLE                    18697
Cisco Systems Inc              COM              17275R102     1511    65758 SH       SOLE                    65758
Citigroup                      COM              172967101     3322    66877 SH       SOLE                    66877
Coca Cola                      COM              191216100      579    12950 SH       SOLE                    12950
Colgate-Palmolive              COM              194162103      615     9900 SH       SOLE                     9900
Comcast A Spcl                 COM              20030N200     3104    84315 SH       SOLE                    84315
ConocoPhillips                 COM              20825C104     2946    49496 SH       SOLE                    49496
Contango Oil & Gas             COM              21075N204      189    16000 SH       SOLE                    16000
Dell Inc                       COM              24702R101     4055   177560 SH       SOLE                   177560
Exxon Mobil Corp               COM              30231G102     6476    96520 SH       SOLE                    96520
First Data Corp                COM              319963104      369     8775 SH       SOLE                     8775
GATX Corporation               COM              361448103      761    18400 SH       SOLE                    18400
General Electric               COM              369604103     3136    88835 SH       SOLE                    88835
Group 1 Automotive             COM              398905109      266     5340 SH       SOLE                     5340
Home Depot Inc                 COM              437076102     2779    76631 SH       SOLE                    76631
Intel Corp                     COM              458140100     2131   103608 SH       SOLE                   103608
Johnson & Johnson              COM              478160104     4455    68608 SH       SOLE                    68608
Kinder Morgan Mgmt             COM              49455U100      815    19300 SH       SOLE                    19300
Legg Mason Inc                 COM              524901105     6855    67965 SH       SOLE                    67965
Magellan Prtnrs LP             COM              559080106      240     6500 SH       SOLE                     6500
Merck                          COM              589331107      217     5175 SH       SOLE                     5175
Microsoft Inc                  COM              594918104     5662   207029 SH       SOLE                   207029
Mohawk Industries              COM              608190104      201     2700 SH       SOLE                     2700
Moodys Corp                    COM              615369105     3984    60935 SH       SOLE                    60935
Optimal Group Inc              COM              68388R208     2122   180400 SH       SOLE                   180400
Pepsico                        COM              713448108     4544    69625 SH       SOLE                    69625
Pfizer Inc                     COM              717081103     3057   107793 SH       SOLE                   107793
Procter & Gamble Co            COM              742718109     2843    45864 SH       SOLE                    45864
Qualcomm Inc                   COM              747525103      838    23057 SH       SOLE                    23057
Royal Dutch Shell ADR          COM              780259206      847    12819 SH       SOLE                    12819
Schlumberger Ltd               COM              806857108      202     3256 SH       SOLE                     3256
Sysco Corp                     COM              871829107      202     6050 SH       SOLE                     6050
Tyco Intl Ltd New              COM              902124106     3926   140250 SH       SOLE                   140250
Valero Energy                  COM              91913Y100     4545    88312 SH       SOLE                    88312
Walmart                        COM              931142103     5590   113343 SH       SOLE                   113343
Washington Mutual              COM              939322103      731    16810 SH       SOLE                    16810
Weingarten Realty              COM              948741103      547    12725 SH       SOLE                    12725
iShares Japan Indx             COM              464286848     3965   292850 SH       SOLE                   292850